FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Fair Value Disclosures [Abstract]
Fair Value, Temporary Equity Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents the changes in the Company’s common stock subject to repurchase for which level 3 inputs were significant to their valuation for the six months ended March 28, 2014 (in thousands):

Common Stock Subject to Repurchase
Balance, September 27, 2013	$158,708
Repurchases of common stock	(763)
Reclassification of common stock subject to repurchase	(157,945)

Balance, March 28, 2014	$—

The following table presents the changes in the Company’s common stock subject to repurchase for which level 3 inputs were significant to their valuation for fiscal 2013 (in thousands):

Common Stock Subject to Repurchase
Balance, September 28, 2012	$167,461
Issuances of common stock	1,904
Repurchases of common stock	(27,474)
Change in fair market value of common stock	16,817

Balance, September 27, 2013	$158,708